UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 800 Scudders
Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-
9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2009

Date of reporting period: 02/28/2009

Item 1 – Schedule of Investments

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust
Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

Certificates of Deposit - 3.9%

Bank of America, NA, 2.45%, 5/19/09	$ 500	$ 500,000
Chase Bank USA, NA, 0.40%, 3/30/09	1,000	1,000,000
Chase Bank USA, NA, 0.52%, 7/15/09	1,000	1,000,000
Citibank, NA, 1.50%, 3/17/09	700	700,000
State Street Bank & Trust Co., 0.94%, 5/12/09	1,000	1,000,000
U.S. Bank, NA, 0.50%, 4/23/09	1,000	1,000,000

Total Certificates of Deposit		5,200,000

Certificates of Deposit - Yankee (a) - 27.7%

BNP Paribas, NY, 2.08%, 3/05/09	1,000	1,000,000
BNP Paribas, NY, 0.83%, 4/06/09	1,200	1,200,000
BNP Paribas, NY, 1.02%, 5/26/09	1,500	1,500,000
BNP Paribas, NY, 0.87%, 6/02/09	1,000	1,000,000
BNP Paribas, NY, 2.29%, 6/08/09	1,500	1,500,000
Banco Bilbao Vizcaya Argentaria SA, NY, 1.94%, 3/12/09	800	800,002
Banco Bilbao Vizcaya Argentaria SA, NY, 1.37%, 3/17/09	2,000	2,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 2.71%, 4/14/09	1,000	1,000,012
Banco Bilbao Vizcaya Argentaria SA, NY, 0.81%, 4/29/09	500	500,008
Banco Bilbao Vizcaya Argentaria SA, NY, 1.16%, 8/03/09	2,000	2,000,085
Barclays Bank Plc, NY, 0.95%, 4/14/09	1,500	1,500,000
Barclays Bank Plc, NY, 0.93%, 4/23/09	1,000	1,000,000
DnB NOR Bank ASA, 2.30%, 3/09/09	600	600,110
DnB NOR Bank ASA, 2.32%, 3/09/09	1,300	1,300,131
Intesa SanPaolo SpA, NY, 1.85%, 3/10/09	500	500,000
Intesa SanPaolo SpA, NY, 1.45%, 3/11/09	400	400,000
Lloyds TSB Bank Plc, 2.08%, 3/05/09	950	950,000
Lloyds TSB Bank Plc, 1.48%, 7/13/09	2,000	2,000,954
Rabobank Nederland NV, NY, 0.85%, 8/03/09	2,000	2,000,000
Royal Bank of Scotland Group Plc, NY, 3.14%, 3/09/09	500	500,000
Royal Bank of Scotland Group Plc, NY, 1.35%, 3/31/09	2,000	2,000,000
SanPaolo IMI SpA, NY, 3.24%, 3/03/09	1,000	1,000,000
SanPaolo IMI SpA, NY, 0.90%, 5/13/09	1,000	1,000,000
Societe Generale, NY, 1.96%, 3/05/09	800	800,000
Societe Generale, NY, 1.50%, 3/11/09	300	300,000
Societe Generale, NY, 0.95%, 5/14/09	1,980	1,980,000
Svenska Handelsbanken, NY, 2.11%, 3/11/09	1,746	1,746,483
Svenska Handelsbanken, NY, 0.79%, 5/04/09	1,200	1,200,000
Toronto-Dominion Bank, NY, 2.50%, 6/09/09	550	550,000
Toronto-Dominion Bank, NY, 2.42%, 6/11/09	900	900,000
UBS AG, Stamford, 1.70%, 3/18/09	2,000	2,000,000

Total Certificates of Deposit - Yankee		36,727,785

Commercial Paper (b) - 46.2%

Atlantis One Funding Corp., 0.70%, 3/16/09	500	499,864
Atlantis One Funding Corp., 0.45%, 3/17/09	500	499,906
Atlantis One Funding Corp., 0.75%, 5/05/09	1,000	998,667
Bank of America Corp., 2.96%, 3/12/09	1,000	999,178
Barton Capital Corp., 0.70%, 5/11/09	2,000	1,997,278

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust
Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

CAFCO, LLC, 0.87%, 3/09/09	$ 800	$ 799,865
CAFCO, LLC, 0.80%, 4/23/09	1,700	1,698,036
CHARTA, LLC, 0.87%, 4/06/09	1,500	1,498,731
CRC Funding, LLC, 0.90%, 5/15/09	2,500	2,495,375
Cancara Asset Securitization LLC, 0.65%, 3/13/09	1,000	999,801
Ciesco, LLC, 0.98%, 5/14/09	1,000	998,013
DANSKE Corp., 1.75%, 3/16/09	842	841,427
DANSKE Corp., 0.90%, 3/30/09	1,497	1,495,952
DANSKE Corp., 0.82%, 4/14/09	800	799,216
DnB NOR Bank ASA, 1.27%, 4/06/09	2,067	2,064,448
DnB NOR Bank ASA, 1%, 5/22/09	1,500	1,496,625
Enterprise Funding Co. LLC, 0.45%, 3/17/09	1,200	1,199,775
Erasmus Capital Corp., 0.85%, 3/11/09	2,500	2,499,469
Erasmus Capital Corp., 0.80%, 3/19/09	1,000	999,622
Erasmus Capital Corp., 0.82%, 4/16/09	658	657,326
Fairway Finance Co., LLC, 0.75%, 3/06/09	2,000	1,999,833
Galleon Capital LLC, 0.55% - 1.08%, 3/02/09	3,591	3,591,000
Gemini Securitization Corp., 0.65%, 3/10/09	1,500	1,499,783
Govco LLC, 0.85%, 5/07/09	1,100	1,098,286
ING America Insurance Holdings, Inc., 0.85%, 4/16/09	1,000	998,938
ING (U.S.) Funding LLC, 1.30%, 4/07/09	1,500	1,498,050
Kitty Hawk Funding Corp., 0.50%, 3/02/09	1,027	1,027,000
Kitty Hawk Funding Corp., 0.65%, 4/27/09	500	499,494
Lloyds TSB Bank Plc, 1%, 4/14/09	823	822,017
Nieuw Amsterdam Receivables Corp., 2.60%, 3/11/09	2,000	1,998,700
Nieuw Amsterdam Receivables Corp., 0.80%, 4/06/09	1,500	1,498,833
Ranger Funding Co. LLC, 0.70%, 5/08/09	1,268	1,266,348
SanPaolo IMI U.S. Financial Co., 1.30%, 3/16/09	1,500	1,499,242
Santander Central Hispano Finance (Delaware), Inc., 1.65%, 8/03/09	1,000	992,942
Societe Generale North America, Inc., 1.02%, 5/12/09	1,500	1,496,983
Solitaire Funding LLC, 0.63%, 3/12/09	1,000	999,825
Solitaire Funding LLC, 0.65%, 3/25/09	3,000	2,998,754
Tempo Finance Corp., 0.80%, 3/10/09	2,500	2,499,556
Tempo Finance Corp., 0.80%, 3/20/09	1,000	999,600
Thunder Bay Funding LLC, 0.92%, 3/03/09	708	707,982
UBS Finance (Delaware), LLC, 1.20%, 4/15/09	1,000	998,533
UBS Finance (Delaware), LLC, 1.30%, 4/30/09	2,000	1,995,739
Victory Receivables Corp., 0.75%, 5/05/09	1,500	1,498,000
Yorktown Capital, LLC, 0.45%, 3/09/09	1,200	1,199,895

Total Commercial Paper		61,223,907

Corporate Notes (c) - 2.4%

Bank of Montreal, Chicago, 0.945%, 10/05/09 (d)	550	550,000
HSBC USA Inc., 1.56%, 10/15/09	250	250,000
ING Bank, NV, 1.569%, 8/24/09 (d)	400	400,000
ING USA Global Funding Trust VI, 2.029%, 9/18/09	155	155,000
Lloyds TSB Bank Plc, 1.541%, 8/07/09 (d)	500	500,000
Nordea Bank AB, 1.509%, 10/23/09	500	500,000

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust
Schedule of Investments February 28, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Issue	(000)	Value

U.S. Bank, NA, 1.349%, 8/24/09	$ 250	$ 248,359
Wachovia Bank, NA, 1.825%, 8/04/09	350	350,000
Wells Fargo & Co., 1.668%, 9/23/09	250	248,375

Total Corporate Notes		3,201,734

US Government Agency & Instrumentality Obligations - 15.2%

Fannie Mae Discount Notes, 2.00%, 5/14/09 (b)	550	547,769
Fannie Mae Discount Notes, 1.22%, 5/15/09 (b)	1,000	997,492
Fannie Mae Discount Notes, 1.30%, 6/22/09 (b)	850	846,562
Fannie Mae Discount Notes, 0.57%, 8/19/09 (b)	1,500	1,495,963
Fannie Mae Discount Notes, 0.60%, 9/08/09 (b)	1,000	996,833
Fannie Mae Discount Notes, 0.61%, 9/09/09 (b)	1,500	1,495,145
Fannie Mae Variable Rate Notes, 1.184%, 8/05/10 (c)	700	699,636
Federal Home Loan Bank Discount Notes, 0.56%, 8/05/09 (b)	1,100	1,097,331
Federal Home Loan Bank Discount Notes, 0.58%, 8/17/09 (b)	1,000	997,293
Federal Home Loan Bank Discount Notes, 0.60%, 8/21/09 (b)	1,000	997,133
Federal Home Loan Bank Variable Rate Notes, 1.345%, 3/20/09 (c)	345	345,016
Federal Home Loan Bank Variable Rate Notes, 0.378%, 8/13/09 (c)	350	350,000
Federal Home Loan Bank Variable Rate Notes, 0.36%, 8/14/09 (c)	535	534,976
Federal Home Loan Bank Variable Rate Notes, 0.78%, 2/05/10 (c)	765	765,000
Federal Home Loan Bank Variable Rate Notes, 0.865%, 2/26/10 (c)	765	765,000
Federal Home Loan Bank Variable Rate Notes, 1.248%, 7/09/10 (c)	1,505	1,504,591
Freddie Mac Discount Notes, 0.52%, 7/20/09 (b)	1,000	997,978
Freddie Mac Discount Notes, 0.58%, 8/17/09 (b)	2,000	1,994,587
Freddie Mac Discount Notes, 0.59%, 8/24/09 (b)	1,000	997,132
Freddie Mac Variable Rate Notes, 1.06%, 7/14/10 (c)	500	499,761
Freddie Mac Variable Rate Notes, 1.229%, 8/24/10 (c)	610	610,039
Freddie Mac Variable Rate Notes, 0.339%, 9/28/09 (c)	610	609,913
Freddie Mac Variable Rate Notes, 1.244%, 9/03/10 (c)	400	399,880

Total US Government Agency & Instrumentality Obligations		20,545,030

US Government Obligations (b) - 5.5%

US Treasury Bills, 0.30%, 5/15/09	1,100	1,099,323
US Treasury Bills, 0.33%, 5/21/09	800	799,422
US Treasury Bills, 0.30%, 5/28/09	800	799,420
US Treasury Bills, 0.33%, 6/04/09	1,500	1,498,708
US Treasury Bills, 0.39%, 8/06/09	800	798,639
US Treasury Bills, 0.45%, 8/13/09	1,750	1,746,452
US Treasury Bills, 0.49%, 8/27/09	550	548,666

Total US Government Obligations		7,290,630

Total Investments (Cost - $134,189,086*) - 100.9%		134,189,086
Liabilities in Excess of Other Assets - (0.9)%		(1,653,358)

Net Assets - 100.0%		$ 132,535,728

* Cost for federal income tax purposes.
(a) Issuer is a branch of foreign domiciled bank.

(b) The interest rates shown reflect discount rates paid at time of purchase.

(c) Variable rate security. Rate is as of report date.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
3

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Schedule of Investments February 28, 2009 (Unaudited)
• Effective June 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of February 28, 2009 in determining the fair valuation of the
Fund's investments:

Valuation	Investments in
Inputs	Securities

Assets
Level 1	-
Level 2	$ 134,189,086
Level 3	-

Total	$ 134,189,086

4

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: April 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: April 22, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series
Trust

Date: April 22, 2009